UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	March 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (94.21%)
CONSUMER DISCRETIONARY – (6.63%)
Automobiles & Components – (1.14%)
214,000	Harley-Davidson, Inc.	$ 6,006,980

Consumer Durables & Apparel – (0.20%)
20,299	Hunter Douglas NV (Netherlands)	1,039,373

Consumer Services – (0.23%)
69,763	H&R Block, Inc.	1,241,781

Media – (2.23%)
110,770	Grupo Televisa S.A., ADR (Mexico)	2,328,385
8,506	Liberty Media - Starz, Series A *	465,108
296,325	News Corp., Class A	4,268,562
136,200	Walt Disney Co.	4,754,742

		11,816,797

Retailing – (2.83%)
13,350	Amazon.com, Inc. *	1,812,396
167,915	Bed Bath & Beyond Inc. *	7,346,281
166,400	CarMax, Inc. *	4,179,968
105,950	Liberty Media Corp. - Interactive, Series A *	1,621,565

		14,960,210

	Total Consumer Discretionary	35,065,141

CONSUMER STAPLES – (13.67%)
Food & Staples Retailing – (6.97%)
340,300	Costco Wholesale Corp.	20,336,328
452,598	CVS Caremark Corp.	16,546,983

		36,883,311

Food, Beverage & Tobacco – (5.11%)
65,700	Coca-Cola Co.	3,613,500
93,333	Diageo PLC, ADR (United Kingdom)	6,295,311
141,621	Heineken Holding NV (Netherlands)	6,299,822
33,060	Hershey Co.	1,415,299
38,270	Mead Johnson Nutrition Co.	1,991,188
15,100	Nestle S.A. (Switzerland)	773,331
92,290	Philip Morris International Inc.	4,813,846
60,000	Unilever NV, NY Shares (Netherlands)	1,809,600

		27,011,897

Household & Personal Products – (1.59%)
31,800	Natura Cosmeticos S.A. (Brazil)	645,531
122,520	Procter & Gamble Co.	7,751,840

		8,397,371

	Total Consumer Staples	72,292,579

ENERGY – (15.25%)
157,600	Canadian Natural Resources Ltd. (Canada)	11,668,704
2,659,900	China Coal Energy Co. - H (China)	4,158,958
5,832	ConocoPhillips	298,423
224,330	Devon Energy Corp.	14,453,582
191,930	EOG Resources, Inc.	17,837,974
296,360	Occidental Petroleum Corp.	25,054,274
290,000	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	2,715,157
51,504	Transocean Ltd. *	4,448,916

	Total Energy	80,635,988

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (29.21%)
Banks – (4.68%)
	Commercial Banks – (4.68%)
795,824	Wells Fargo & Co.	$ 24,766,043

Diversified Financials – (12.95%)
	Capital Markets – (6.45%)
103,020	Ameriprise Financial, Inc.	4,672,987
416,600	Bank of New York Mellon Corp.	12,864,608
108,900	Brookfield Asset Management Inc., Class A (Canada)	2,768,238
221,460	GAM Holding Ltd. (Switzerland)*	2,719,942
17,940	Goldman Sachs Group, Inc.	3,061,102
221,460	Julius Baer Group Ltd. (Switzerland)	8,033,806

		34,120,683

	Consumer Finance – (3.92%)
502,080	American Express Co.	20,715,821

	Diversified Financial Services – (2.58%)
174,568	JPMorgan Chase & Co.	7,811,918
140,930	Moody's Corp.	4,192,667
17,900	Visa Inc., Class A	1,629,437

		13,634,022

		68,470,526

Insurance – (10.96%)
	Multi-line Insurance – (3.12%)
5,130	Fairfax Financial Holdings Ltd. (Canada)	1,920,954
2,490	Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	936,278
365,490	Loews Corp.	13,625,467

		16,482,699

	Property & Casualty Insurance – (6.95%)
195	Berkshire Hathaway Inc., Class A *	23,751,000
4,950	Berkshire Hathaway Inc., Class B *	402,287
1,340	Markel Corp. *	502,044
632,320	Progressive Corp. (Ohio)	12,070,989

		36,726,320

	Reinsurance – (0.89%)
89,207	Transatlantic Holdings, Inc.	4,710,130

		57,919,149

Real Estate – (0.62%)
623,000	Hang Lung Group Ltd. (Hong Kong)	3,297,846

	Total Financials	154,453,564

HEALTH CARE – (10.01%)
Health Care Equipment & Services – (3.30%)
59,800	Becton, Dickinson and Co.	4,708,054
44,050	Cardinal Health, Inc.	1,587,122
49,450	CareFusion Corp. *	1,306,964
76,180	Express Scripts, Inc. *	7,753,981
27,400	Laboratory Corp. of America Holdings *	2,074,454

		17,430,575

Pharmaceuticals, Biotechnology & Life Sciences – (6.71%)
178,880	Johnson & Johnson	11,662,976
386,355	Merck & Co., Inc.	14,430,359

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (Continued)
548,500	Pfizer Inc.	$ 9,406,775

		35,500,110

	Total Health Care	52,930,685

INDUSTRIALS – (6.27%)
Capital Goods – (1.40%)
111,180	ABB Ltd., ADR (Switzerland)	2,428,171
24,900	PACCAR Inc.	1,079,291
101,334	Tyco International Ltd.	3,876,025

		7,383,487

Commercial & Professional Services – (2.48%)
53,500	D&B Corp.	3,981,470
333,697	Iron Mountain Inc.	9,143,298

		13,124,768

Transportation – (2.39%)
1,482,352	China Merchants Holdings International Co., Ltd. (China)	5,422,133
1,097,000	China Shipping Development Co. Ltd. - H (China)	1,791,540
950,804	Cosco Pacific Ltd. (China)	1,442,570
26,355	Kuehne & Nagel International AG (Switzerland)	2,666,994
63,000	LLX Logistica S.A. (Brazil)*	296,516
15,710	United Parcel Service, Inc., Class B	1,011,881

		12,631,634

	Total Industrials	33,139,889

INFORMATION TECHNOLOGY – (7.39%)
Semiconductors & Semiconductor Equipment – (1.42%)
307,500	Texas Instruments Inc.	7,524,525

Software & Services – (3.21%)
210,600	Activision Blizzard, Inc.	2,536,677
8,050	Google Inc., Class A *	4,565,719
337,110	Microsoft Corp.	9,865,524

		16,967,920

Technology Hardware & Equipment – (2.76%)
182,350	Agilent Technologies, Inc. *	6,271,017
156,170	Hewlett-Packard Co.	8,300,435

		14,571,452

	Total Information Technology	39,063,897

MATERIALS – (5.78%)
81,830	BHP Billiton PLC (United Kingdom)	2,806,399
42,380	Martin Marietta Materials, Inc.	3,540,849
32,200	Monsanto Co.	2,299,724
11,354	Potash Corp. of Saskatchewan Inc. (Canada)	1,355,100
41,205	Rio Tinto PLC (United Kingdom)	2,441,740
485,995	Sealed Air Corp.	10,244,774
256,750	Sino-Forest Corp. (Canada)*	5,030,596
8,900	Sino-Forest Corp., 144A (Canada)*(a)(b)	174,381
56,890	Vulcan Materials Co.	2,687,484

	Total Materials	30,581,047

	TOTAL COMMON STOCK – (Identified cost $344,568,097)	498,162,790

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2010 (Unaudited)

Principal	Security	Value
CONVERTIBLE BONDS – (0.58%)
MATERIALS – (0.17%)
$736,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (c)	$892,400

	Total Materials	892,400

TELECOMMUNICATION SERVICES – (0.41%)
1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	1,652,000
400,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (c)	534,500

	Total Telecommunication Services	2,186,500

	TOTAL CONVERTIBLE BONDS – (Identified cost $2,736,000)	3,078,900

CORPORATE BONDS – (0.48%)
CONSUMER DISCRETIONARY – (0.48%)
Automobiles & Components – (0.48%)
2,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14 (c)	2,543,626

	TOTAL CORPORATE BONDS – (Identified cost $2,000,000)	2,543,626

SHORT TERM INVESTMENTS – (4.44%)
7,070,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.02%, 04/01/10, dated 03/31/10, repurchase value of $7,070,004
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.598%-5.881%, 02/01/30-02/01/49, total market value $7,211,400)	7,070,000
4,683,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 04/01/10, dated 03/31/10, repurchase value of $4,683,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 11/01/12-07/01/49, total market value $4,776,660)	4,683,000
11,709,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.04%, 04/01/10, dated 03/31/10, repurchase value of $11,709,013
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-4.875%, 04/15/10-02/15/40, total market value $11,943,180)	11,709,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $23,462,000)	23,462,000

	Total Investments – (99.71%) – (Identified cost $372,766,097) – (d)	527,247,316
	Other Assets Less Liabilities – (0.29%)	1,517,972
	Net Assets – (100.00%)	$528,765,288

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $1,110,659, or 0.21% of the Fund's net assets as of March 31, 2010.

(b)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $1,110,659, or 0.21% of the Fund’s net assets as of March 31, 2010.

(c)
Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $3,970,526, or 0.75% of the Fund’s net assets as of March 31, 2010.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2010 (Unaudited)

(d)	Aggregate cost for federal income tax purposes is $374,416,145. At March 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$158,116,822
	Unrealized depreciation	(5,285,651)
	Net unrealized appreciation	$152,831,171

Please refer to "Notes to Schedule of Investments" on page 12 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	March 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (97.00%)
ENERGY – (5.34%)
62,500	Canadian Natural Resources Ltd. (Canada)	$ 4,627,500

	Total Energy	4,627,500

FINANCIALS – (89.09%)
Banks – (13.54%)
	Commercial Banks – (13.54%)
20,000	Banco Santander Brasil S.A., ADS (Brazil)	248,600
21,600	ICICI Bank Ltd., ADR (India)	922,320
50,948	State Bank of India Ltd., GDR (India)	4,789,112
9,500	U.S. Bancorp	245,860
177,500	Wells Fargo & Co.	5,523,800

		11,729,692

Diversified Financials – (44.24%)
	Capital Markets – (20.62%)
49,460	Ameriprise Financial, Inc.	2,243,506
146,200	Bank of New York Mellon Corp.	4,514,656
98,500	Brookfield Asset Management Inc., Class A (Canada)	2,503,870
20,100	Charles Schwab Corp.	375,669
93,910	GAM Holding Ltd. (Switzerland)*	1,153,390
19,520	Goldman Sachs Group, Inc.	3,330,698
93,910	Julius Baer Group Ltd. (Switzerland)	3,406,731
6,060	T. Rowe Price Group Inc.	332,997

		17,861,517

	Consumer Finance – (10.01%)
196,700	American Express Co.	8,115,842
194,994	First Marblehead Corp. *	553,783

		8,669,625

	Diversified Financial Services – (13.61%)
14,486	Bank of America Corp.	258,575
41,400	Cielo S.A. (Brazil)	389,940
12,148	JPMorgan Chase & Co.	543,623
122,000	Moody's Corp.	3,629,500
126,700	Oaktree Capital Group LLC, Class A (a)	4,371,150
62,000	RHJ International (Belgium)*	537,613
22,600	Visa Inc., Class A	2,057,278

		11,787,679

		38,318,821

Insurance – (31.31%)
	Life & Health Insurance – (3.56%)
42,833	China Life Insurance Co., Ltd., ADR (China)	3,085,689

	Multi-line Insurance – (6.40%)
148,600	Loews Corp.	5,539,808

	Property & Casualty Insurance – (10.16%)
24,600	ACE Ltd.	1,286,580
13,800	FPIC Insurance Group, Inc. *	374,670
11,200	Markel Corp. *	4,196,192
154,100	Progressive Corp. (Ohio)	2,941,769

		8,799,211

	Reinsurance – (11.19%)
27,900	Everest Re Group, Ltd.	2,257,947

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	March 31, 2010 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (Continued)
140,737	Transatlantic Holdings, Inc.	$7,430,914

		9,688,861

		27,113,569

	Total Financials	77,162,082

INDUSTRIALS – (2.57%)
Commercial & Professional Services – (2.57%)
29,900	D&B Corp.	2,225,158

	Total Industrials	2,225,158

	TOTAL COMMON STOCK – (Identified cost $65,200,794)	84,014,740

SHORT TERM INVESTMENTS – (2.92%)
$761,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.02%, 04/01/10, dated 03/31/10, repurchase value of $761,000
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.598%-5.881%, 02/01/30-02/01/49, total market value $776,220)	761,000
505,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 04/01/10, dated 03/31/10, repurchase value of $505,000
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 11/01/12-07/01/49, total market value $515,100)	505,000
1,262,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.04%, 04/01/10, dated 03/31/10, repurchase value of $1,262,001
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-4.875%, 04/15/10-02/15/40, total market value $1,287,240)	1,262,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $2,528,000)	2,528,000

	Total Investments – (99.92%) – (Identified cost $67,728,794) – (b)	86,542,740
	Other Assets Less Liabilities – (0.08%)	68,796
	Net Assets – (100.00%)	$86,611,536

ADR: American Depositary Receipt
ADS: American Depositary Share
GDR: Global Depositary Receipt
*	Non-Income producing security.
(a)
Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $4,371,150, or 5.05% of the Fund’s net assets as of March 31, 2010.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	March 31, 2010 (Unaudited)

(b)	Aggregate cost for federal income tax purposes is $67,882,339. At March 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$23,156,702
	Unrealized depreciation	(4,496,301)
	Net unrealized appreciation	$18,660,401

Please refer to “Notes to Schedule of Investments” on page 12 for the Fund’s policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	March 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (80.65%)
FINANCIALS – (71.35%)
Real Estate – (71.35%)
Real Estate Investment Trusts (REITs) – (67.28%)
	Diversified REITs – (5.50%)
59,479	Cousins Properties, Inc.	$ 494,270
11,570	Vornado Realty Trust	875,849

		1,370,119

	Industrial REITs – (3.53%)
168,200	DCT Industrial Trust Inc.	879,686

	Office REITs – (20.64%)
16,900	Alexandria Real Estate Equities, Inc.	1,142,440
12,400	Boston Properties, Inc.	935,456
32,290	Corporate Office Properties Trust	1,295,798
16,700	Digital Realty Trust, Inc.	905,140
56,000	Douglas Emmett, Inc.	860,720

		5,139,554

	Residential REITs – (12.05%)
41,700	American Campus Communities, Inc.	1,153,422
8,900	AvalonBay Communities, Inc.	768,515
11,990	Essex Property Trust, Inc.	1,078,501

		3,000,438

	Retail REITs – (12.85%)
30,960	CBL & Associates Properties, Inc.	424,152
12,550	Federal Realty Investment Trust	913,765
21,500	Regency Centers Corp.	805,605
6,092	Simon Property Group, Inc.	511,119
13,660	Taubman Centers, Inc.	545,307

		3,199,948

	Specialized REITs – (12.71%)
60,583	Cogdell Spencer, Inc.	448,314
12,100	Entertainment Properties Trust	497,673
38,803	Host Hotels & Resorts Inc.	568,464
22,700	LaSalle Hotel Properties	528,910
23,620	Ventas, Inc.	1,121,478

		3,164,839

		16,754,584

Real Estate Management & Development – (4.07%)
	Real Estate Operating Companies – (4.07%)
70,380	Forest City Enterprises, Inc., Class A *	1,014,176

		17,768,760

	Total Financials	17,768,760

INDUSTRIALS – (2.88%)
Transportation – (2.88%)
21,700	Alexander & Baldwin, Inc.	717,185

	Total Industrials	717,185

TELECOMMUNICATION SERVICES – (6.42%)
10,800	American Tower Corp., Class A *	460,188
14,950	Crown Castle International Corp. *	571,538

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2010 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
TELECOMMUNICATION SERVICES – (CONTINUED)
15,700	SBA Communications Corp., Class A *	$566,299

	Total Telecommunication Services	1,598,025

	TOTAL COMMON STOCK – (Identified cost $18,692,291)	20,083,970

PREFERRED STOCK – (8.41%)
FINANCIALS – (8.41%)
Real Estate – (8.41%)
Real Estate Investment Trusts (REITs) – (8.41%)
	Industrial REITs – (1.08%)
11,900	AMB Property Corp., 6.75%, Series M	269,118

	Office REITs – (6.27%)
33,272	Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	761,097
5,700	Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	187,210
5,014	Digital Realty Trust, Inc., 8.50%, Series A	129,023
19,930	SL Green Realty Corp., 7.625%, Series C	483,302

		1,560,632

	Residential REITs – (0.35%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	87,625

	Retail REITs – (0.71%)
8,280	CBL & Associates Properties, Inc., 7.375%, Series D	177,213

	Total Financials	2,094,588

	TOTAL PREFERRED STOCK – (Identified cost $1,072,511)	2,094,588

CONVERTIBLE BONDS – (4.28%)
FINANCIALS – (4.28%)
Real Estate – (4.28%)
Real Estate Investment Trusts (REITs) – (3.88%)
	Industrial REITs – (1.58%)
$401,000	ProLogis, Conv. Sr. Notes, 2.25%, 04/01/37	391,978

	Office REITs – (2.30%)
344,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	472,570
104,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	101,140

		573,710

		965,688

Real Estate Management & Development – (0.40%)
	Real Estate Operating Companies – (0.40%)
80,000	Forest City Enterprises, Inc., 144A Conv. Sr. Notes, 5.00%, 10/15/16 (a)	100,500

	Total Financials	1,066,188

	TOTAL CONVERTIBLE BONDS – (Identified cost $686,739)	1,066,188

SHORT TERM INVESTMENTS – (6.22%)
467,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.02%, 04/01/10, dated 03/31/10, repurchase value of $467,000
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.598%-5.881%, 02/01/30-02/01/49, total market value $476,340)	467,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2010 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (CONTINUED)
$309,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 04/01/10, dated 03/31/10, repurchase value of $309,000
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 11/01/12-07/01/49, total market value $315,180)	$309,000
773,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.04%, 04/01/10, dated 03/31/10, repurchase value of $773,001
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-4.875%, 04/15/10-02/15/40, total market value $788,460)	773,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,549,000)	1,549,000

	Total Investments – (99.56%) – (Identified cost $22,000,541) – (b)	24,793,746
	Other Assets Less Liabilities – (0.44%)	110,027
	Net Assets – (100.00%)	$24,903,773

*	Non-Income producing security.
(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $674,210, or 2.70% of the Fund's net assets as of March 31, 2010.

(b)	Aggregate cost for federal income tax purposes is $23,424,735. At March 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$4,314,305
	Unrealized depreciation	(2,945,294)
	Net unrealized appreciation	$1,369,011

Please refer to “Notes to Schedule of Investments” on page 12 for the Fund’s policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
March 31, 2010 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value

	Davis	Davis	Davis
	Value	Financial	Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$35,065,141	$–	$–
Consumer staples	72,292,579	–	–
Energy	80,635,988	4,627,500	–
Financials	154,453,564	72,790,932	19,676,138
Health care	52,930,685	–	–
Industrials	33,139,889	2,225,158	717,185
Information technology	39,063,897	–	–
Materials	30,581,047	–	–
Telecommunication services	–	–	1,598,025
Level 2 – Other Significant Observable Inputs:
Convertible debt securities	3,078,900	–	1,066,188
Corporate debt securities	2,543,626	–	–
Equity securities:
Financials	–	4,371,150	187,210
Short-term securities	23,462,000	2,528,000	1,549,000
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$527,247,316	$86,542,740	$24,793,746

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2010 (Unaudited)

Subsequent Events - Fund management has determined that no material events or transactions occurred subsequent to March 31, 2010 and through May 28, 2010, which required adjustments and/or additional disclosure.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 24, 2010

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: May 24, 2010